SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details) - $ / shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 4.11	$ 6.39
Weighted average dividend yield	0.00%	0.00%
Weighted average volatility	82.45%	84.74%
Weighted average estimated life	10 years	10 years
Weighted average share price	$ 4.11	$ 6.39
Weighted average fair value	$ 3.42	$ 5.41
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate	2.88%	1.80%
Share price on the various grant dates	$ 4.05	$ 4.37
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate	3.48%	3.50%
Share price on the various grant dates	$ 4.63	$ 6.86